Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 10 — COMMITMENT AND CONTINGENCIES

We have certain fixed contractual obligations and commitments that include future estimated payments. Changes in our business needs, cancellation provisions, and other factors may result in actual payments differing from the estimates. The following tables summarize our contractual obligations as of March 31, 2023, and the effect these obligations are expected to have on our liquidity and cash flows in future periods.

(USD in thousands)	Total	Less than 1 year	1-3 year	3-5 year	5+ year
Contractual Obligation:
Office leases commitment	1,959	951	953	55	-
Short-term debt obligations Commitment	691	312	379	-	-
Services Contract Commitment	309	266	43	-	-
Total	2,959	1,529	1,375	55	-

Legal Proceedings

The Company is subject to litigation arising from time to time in the ordinary course of its business.

On April 20, 2023, the Company received a motion for summary judgment in lieu of a complaint (the “Motion”) from certain investors in certain of the Company’s direct securities offerings, seeking $13,426 in aggregate damages. The Motion against the Company in the Supreme Court of the State of New York alleges that the Merger constituted a “Fundamental Transaction” as defined in the warrants issued in such securities offerings and, as a result, plaintiffs were entitled to certain exercise rights pursuant to such warrants. More specifically, the plaintiffs demand that as a result of the Merger, they are entitled to cash payments of $13,426 in respect of the warrants that they hold. The Group has not recognized a liability in respect of this motion because management does not believe that the Group has incurred a probable material loss by reason of any of this matter.

NOTE 18 — COMMITMENT AND CONTINGENCIES

We have certain fixed contractual obligations and commitments that include future estimated payments. Changes in our business needs, cancellation provisions, and other factors may result in actual payments differing from the estimates. The following tables summarize our contractual obligations as of December 31, 2022, and the effect these obligations are expected to have on our liquidity and cash flows in future periods.

Contractual Obligation:	Total	Less than 1 year	1-3 year	3-5 year	5+ year
Office leases commitment	2,246,040	1,287,995	904,174	53,871	-
Short-term debt obligations Commitment	837,442	460,477	376,965	-	-
Services Contract Commitment	260,975	260,975	-	-	-
Total	3,344,457	2,009,447	1,281,139	53,871	-

Legal Proceedings

The Company is subject to litigation arising from time to time in the ordinary course of its business. There is no open legal proceeding as of December 31, 2022 and as of today. We could be involved in ordinary course litigation.